OTHER PAYABLES	6 Months Ended
Dec. 31, 2025
OTHER PAYABLES
OTHER PAYABLES

NOTE 15. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Parties		(Unaudited)	(Unaudited)
Professional service fees	¥2,211,757	¥671,266	$95,990
Distributors and employees	2,837,272	3,930,118	561,999
Accrued expenses	523,917	481,884	68,908
Others	581,943	65,573	9,377
Total	¥6,154,889	¥5,148,841	$736,274

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Related Parties		(Unaudited)	(Unaudited)
Expenses paid by the major shareholders	¥2,382,218	¥604,975	$86,510
Due to family members of the owners of BHD and FGS	545,159	649,559	92,886
Due to management staff for costs incurred on behalf of the Company	—	36,022	5,151
Total	¥2,927,377	¥1,290,556	$184,547